SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 08, 2021	Apr. 30, 2021	Feb. 28, 2021	Apr. 30, 2021	Apr. 30, 2020	May 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Number of shares issued (in shares)							45,000
Value of shares issued							$ 107,500	$ 107,500
Gross proceeds from issuance of shares				$ 2,099,683			$ 250,000
Common stock, shares issued		2,574,413		2,574,413			1,427,163	538,464
Subsequent Event [Member]
Accounts payable		$ 950,151		$ 950,151
Settlement amount of accounts payable		96,700		$ 96,700
Investor relations services fees			$ 250,000
Gain on settlement		$ 853,451
Number of shares issued (in shares)						993,750
Value of shares issued	$ 18,750
Offering price (in dollars per share)						$ 2.00
Gross proceeds from issuance of shares						$ 1,987,500
Number of shares issued for marketing services			50,000
Value of shares issued for marketing services			$ 114,000
Common stock, shares issued	10,000